Parent Only Financial Information (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (639)	$ 229
Provision for loan losses	891	86
Increase in other assets	(1,560)	(980)
(Increase) decrease in other assets	1,560	980
(Decrease) in other liabilities	(148)	(293)
Decrease in other liabilities	(148)	(293)
Net cash used by operating activities	(1,339)	(1,905)
Net cash used by operating activities	(1,339)	(1,905)
Cash flows from investing activities:
Net (increase) decrease in loans receivable	(23,702)	91
Net decrease in loans receivable	23,702	(91)
Net cash provided by (used by) investing activities	(12,677)	(3,429)
Net increase (decrease) in cash and cash equivalents	(2,463)	870
Cash and cash equivalents-beginning	4,304	3,434
Cash and cash equivalents-ending	1,841	4,304
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(639)	229
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91
Increase in other assets	(26)	(26)
(Increase) decrease in other assets	26	26
(Decrease) in other liabilities	335	(2)
Decrease in other liabilities	335	(2)
Net cash used by operating activities	(41)	(70)
Net cash used by operating activities	(41)	(70)
Cash flows from investing activities:
Net (increase) decrease in loans receivable	(3)	(327)
Net decrease in loans receivable	3	327
Decrease in ESOP loan receivable	19	18
Net cash provided by (used by) investing activities	22	345
Net increase (decrease) in cash and cash equivalents	(19)	275
Cash and cash equivalents-beginning	356	81
Cash and cash equivalents-ending	$ 337	$ 356